Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000202339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,245	$ 10,669	$ 10,654	$ 11,696	$ 12,740	$ 12,494	$ 10,722	$ 11,307	$ 11,548	$ 12,338
C000202337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,135	10,444	10,302	11,192	12,065	11,709	9,942	10,376	10,577	11,267
C000202336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,600		9,793	10,168	10,115	11,071	12,012	11,756	10,046	10,563	10,768	11,471
C000202338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,237	10,665	10,646	11,681	12,705	12,453	10,679	11,257	11,504	12,285
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,265	$ 10,628	$ 10,630	$ 11,556	$ 12,424	$ 12,232	$ 10,641	$ 11,229	$ 11,369	$ 12,199